SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended	9 Months Ended
	Feb. 08, 2021	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Offering costs charged to temporary equity			$ 5,983,403
Offering costs			6,224,714
Offering costs charged to shareholders' equity	$ 6,224,714
Offering costs expensed on the Statement of Operations			241,311
Deferred Offering Costs		$ 37,042
Unrecognized tax benefits		0	0
Accrued for interest and penalties		0	0
Federal depository insurance coverage		$ 250,000	250,000
Gross proceeds			287,500,000
Proceeds allocated to Public Warrants			(10,733,333)
Issuance costs allocated to Class A common stock			(5,983,403)
Remeasurement adjustment on redeemable common stock			16,716,736
Class A common stock subject to possible redemption			$ 287,500,000
Number of shares for exercise of warrants			14,749,999
Class A Common Stock Subject to Redemption
Class A common stock subject to possible redemption	$ 287,500,000		$ 287,500,000	$ 287,500,000	$ 287,500,000
Over-Allotment Option
Number of shares for exercise of warrants		5,166,666
Sponsor | Over-Allotment Option | Class B common stock
Weighted average of shares subject to forfieture		937,500